Equity investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity investments
Schedule of changes in equity investments

	Cost Method		Equity Method
	TiKL	Other Investments	Zhizhu Network	Unknown Worlds	Venture Capital Fund	Youtang	Daqu	Other Investments	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2012	—	—	20,944,906	16,400,017	190,487,134	—	—	—	227,832,057
Investments	—	—	—	5,098,956	197,982,823	20,000,000	40,000,000	18,250,000	281,331,779
Share of (loss) / income in equity investments	—	—	(589,264)	971,817	(13,345,038)	(700,401)	(109,401)	(1,425,862)	(15,198,149)
Converted to controlling interest (Note 11-(2))	—	—	—	(22,457,817)	—	—	—	—	(22,457,817)
Foreign currency translation adjustments	—	—	—	(12,973)	(1,476,182)	—	—	—	(1,489,155)

Balance as of December 31, 2013	—	—	20,355,642	—	373,648,737	19,299,599	39,890,599	16,824,138	470,018,715
Investments	30,762,509	14,150,939	—	—	217,737,036	—	16,000,000	43,578,726	322,229,210
Disposal	—	—	—	—	—	—	—	(666,667)	(666,667)
Share of income / (loss) in equity investments	—	—	580,639	—	15,511,502	907,621	(149,039)	(3,851,386)	12,999,337
Impairment charges	—	—	—	—	—	—	—	(4,448,952)	(4,448,952)
Foreign currency translation adjustments	(167,500)	(77,737)	—	—	(61,082)	—	—	(28,035)	(334,354)

Balance as of December 31, 2014	30,595,009	14,073,202	20,936,281	—	606,836,193	20,207,220	55,741,560	51,407,824	799,797,289

Schedule of summarized financial information of equity method investees

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Operating data:
Revenue	56,459,782	38,538,079	153,475,932
Gross profit	31,409,936	16,746,698	92,530,567
Operating (loss) / profit	(3,336,123)	(24,452,227)	16,964,640
Net (loss) / income	(3,878,652)	(20,965,534)	18,039,667
Net (loss) / income attributable to the Company's investees	(3,878,652)	(20,965,534)	18,039,667

	December 31, 2013	December 31, 2014
	RMB	RMB
Balance sheet data:
Current assets	167,559,151	363,036,879
Non current assets	281,478,810	400,264,101
Current liabilities	19,943,244	59,057,731
Non current liabilities	—	—
Non-controlling interests	—	—